LEASE OBLIGATIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of finance lease and operating lease by lessee [abstract]
Description of monthly lease obligations	Monthly obligation of the U.S. dollar equivalent of Cdn $21,419 up to and including August 2019 and Cdn $25,404 from September 2019 to October 2022.	Monthly obligation of the U.S. dollar equivalent of Cdn $21,419 up to and including August 2019 and Cdn $25,404 from September 2019 to October 2022.
Right-of-use asset and lease liability	$ 739,106	$ 1,008,331
Percentages of lease discount rate	4.95	4.95
Undiscounted cash flows for office lease agreement	$ 654,375			$ 863,749
Lease revenues	106,774
Lease expense capitalised to exploration and evaluation assets	$ 20,400		$ 5,100